Leases (Details) - Schedule of lease liability rollforward - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Lease Liability Rollforward [Abstract]
As of beginning	R$ 4,051	R$ 2,776
As of ending	7,416	3,314
Addition – Lease	3,005	380
Lease modification	479	359
Interest provision	547	216
Principal amortizations	(625)	(311)
Interest amortization	(32)	(4)
Write-off due to early termination of agreement	R$ (9)	R$ (102)